Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, shares authorized	1,000,000,000	1,000,000,000
Common Stock, shares issued	77,460,612	75,387,282
Common Stock, shares outstanding	77,460,612	75,387,282
Preferred Stock Class A
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	100,000,000	100,000,000
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0
Preferred Stock Class B
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	50,000,000	50,000,000
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0